Changes in policy reserves (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)
Changes in policy reserves [Line Items]
Beginning Balance	₩ 52,086,132
Reserve	1,305,269	[1]
Ending Balance	53,391,401
Insurance contracts with fixed-interest
Changes in policy reserves [Line Items]
Beginning Balance	22,028,112
Reserve	1,385,986	[1]
Ending Balance	23,414,098
Insurance contracts with variable-interest
Changes in policy reserves [Line Items]
Beginning Balance	30,058,020
Reserve	(80,717)	[1]
Ending Balance	₩ 29,977,303

[1]	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.